Other current and non-current financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Other current and non-current financial liabilities
28. Other current and non-current financial liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2024	2023
Written put options on non-controlling interests	146,338	136,466
of which Thom Browne option	127,072	116,456
of which Dondi option	19,266	20,010
Other	110	90
Other non-current financial liabilities	146,448	136,556
Written put options on non-controlling interests	—	22,102
of which Thom Browne option	—	22,102
Other current financial liabilities	—	22,102
Total	146,448	158,658
Written put options on non-controlling interests

Thom Browne
The Group is party to an option agreement which provides Mr. Thom Browne a put option giving him the right to sell to the Group his remaining 8% interest in the Thom Browne group not owned by the Group, in two remaining tranches. The exercise price of the option is established as the EBITDA of the Thom Browne group recorded in 2028 and 2030, multiplied by a given multiple (“TB Exercise Formula”). The financial liability arising from the obligation of the Group to purchase the non-controlling interest in the Thom Browne group is measured at the present value of the expected exercise amount, calculated through the TB Exercise Formula as per projections contained in the latest business plan, which cover the period from 2025 to 2027. The liability, which originally related to a 15% non-controlling interest, was initially recognized against equity for €162,066 thousand and it is remeasured at each reporting date in profit or loss based on the latest available information. In June 2021, the Group purchased an additional 5% of the Thom Browne group for a total consideration of €30,653 thousand, reducing the non-controlling interest to 10%.
During the first half of 2024, Mr. Thom Browne exercised the put option to sell to the Group an additional 2% of Thom Browne Inc. (based on 2023 EBITDA of the Thom Browne group) for a consideration of €22,752 thousand, following which the Group owns 92% of the Thom Browne group. The Group derecognized a portion of the liability for the written put option on non-controlling interests in the amount of €22,752 thousand. Additionally, the equity attributable to non-controlling interests was reduced by €3,697 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company and the put option liability relating to the remaining non-controlling interest was remeasured at its fair value.
At December 31, 2024, the put option liability (which relates to two tranches representing 5% and 3% of the non-controlling interests that are based on the 2028 and 2030 EBITDA of the Thom Browne group, respectively) amounted to €127,072 thousand and was classified as non-current (€138,558 thousand at December 31, 2023, of which €22,102 thousand was classified as current relating to the 2% tranche based on 2023 EBITDA as exercised during 2024, and €116,456 thousand was classified as non-current).
Dondi
The Group is party to an option agreement which provides the Dondi family with a put option giving them the right to sell to the Group the Dondi family’s remaining 35% interest in Dondi not owned by the Group, in two tranches in 2029 and 2034. The exercise price of the option is established as the EBITDA of Dondi at the exercise date, less its net indebtedness, multiplied by a given multiple less a given discount (“Dondi Exercise Formula”). The financial liability arising from the obligation is measured at the present value of the expected exercise amount, calculated through the Dondi Exercise Formula as per projections contained in the approved Business Plan. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information. The liability related to this written put option at December 31, 2024 amounted to €19,266 thousand and was classified as non-current (€20,010 thousand at December 31, 2023).